NON- CONTROLLING INTEREST (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Dec. 31, 2017 USD ($)	[1]
Disclosure of non-controlling interest [Line Items]
Non- controlling Interest share of equity	$ 9,584,231			$ 9,057,669		$ 3,211.9
Non- controlling interest share of net income	1,200,019	$ 402.2	[1]	1,377,070	$ 1,304,322
Dividends paid to non- controlling interest in the year	$ (768,748)			$ (727,199)
Corporación Financiera Colombiana S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia		Colombia
Non- controlling Interest	55.21%	55.21%		55.51%
Non- controlling Interest share of equity	$ 3,448,933			$ 3,154,158
Non- controlling interest share of net income	462,137			590,036
Dividends paid to non- controlling interest in the year	$ (340,381)			$ (294,376)
Banco Bogota S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia		Colombia
Non- controlling Interest	31.26%	31.26%		31.26%
Non- controlling Interest share of equity	$ 5,395,664			$ 4,882,747
Non- controlling interest share of net income	619,515			685,073
Dividends paid to non- controlling interest in the year	$ (322,985)			$ (332,460)
Banco de Occidente S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia		Colombia
Non- controlling Interest	27.73%	27.73%		27.73%
Non- controlling Interest share of equity	$ 256,858			$ 568,263
Non- controlling interest share of net income	65,941			53,256
Dividends paid to non- controlling interest in the year	$ (84,339)			$ (83,166)
Banco Popular S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia		Colombia
Non- controlling Interest	6.26%	6.26%		6.26%
Non- controlling Interest share of equity	$ 184,126			$ 165,150
Non- controlling interest share of net income	25,163			12,347
Dividends paid to non- controlling interest in the year	$ (6,690)			$ (9,529)
Banco Comercial AV Villas S.A.
Disclosure of non-controlling interest [Line Items]
Country	Colombia	Colombia		Colombia
Non- controlling Interest	20.13%	20.13%		20.13%
Non- controlling Interest share of equity	$ 298,651			$ 287,351
Non- controlling interest share of net income	27,263			36,358
Dividends paid to non- controlling interest in the year	$ (14,353)			$ (7,668)

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.